Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 06, 2023 USD ($)	Aug. 31, 2023 item	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)
Guarantee commitments to third parties and other contingent assets and liabilities
Commitments to third parties						$ 15,013	$ 7,249
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Tax penalty amount voided			$ 623	€ 600
Tax reassessment								$ 1,500	€ 1,400
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees affected by asbestos-related injury. | employee						100
Accrued amount						$ 587	$ 611
Other environment related contingent liability
Guarantee commitments to third parties and other contingent assets and liabilities
Number of notices of violations | item		2
Statutory maximum penalty per day per violation of standard provisions	$ 2,639
Globe Metallurgical Selma, Alabama, Facility Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees impacted | employee					2
Insurance settled and paid for claims					$ 18,000